Segment information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Revenue Reconciling Item
Sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138	$ 42,588	$ 32,396
Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									57,392	39,867	29,540
Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,057	2,986	3,168
Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									(311)	(265)	(312)
Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									58,413	40,722	30,892
Reportable segments | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									55,410	37,776	27,753
Reportable segments | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,003	2,946	3,139
All other operating segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,021	2,156	1,791
All other operating segments | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,021	2,156	1,791
Other
Segment Reporting Revenue Reconciling Item
Sales and revenues									(296)	(290)	(287)
Other | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									(39)	(65)	(4)
Other | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									54	40	29
Other | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									$ (311)	$ (265)	$ (312)